Prepaid Expenses and Other Current Assets (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Prepaid Expenses and Other Current Assets
Prepaid commission to matchmaking service agencies		6,172
Prepaid expenses-other		6,659	30,523
Advances to employees		2,761	7,479
Interest receivables		4,782	2,863
Rental and other deposits		2,781	3,268
Others		540	450
Prepaid expenses and other current assets	$ 3,914	23,695	44,583